PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks - 95.3%
Issuer Shares Value ($)
Brazil - 6.2%
B3 SA - Brasil Bolsa Balcao 68,262 228,816
Banco BTG Pactual SA 5,200 126,491
Banco do Brasil SA 20,673 132,372
Banco Santander Brasil SA 16,300 131,560
Cia Siderurgica Nacional SA 5,900 51,724
Cyrela Brazil Realty SA Empreendimentos e
Participacoes 22,923 106,624
Locaweb Servicos de Internet SA
(a)
8,200 44,221
Magazine Luiza SA 46,445 195,763
Natura & Co. Holding SA
(b)
6,100 68,977
Notre Dame Intermedica Participacoes SA 3,600 60,932
Suzano SA
(b)
5,600 66,749
Vale SA 33,564 757,520
Total 1,971,749
Chile - 0.7%
Cia Cervecerias Unidas SA 8,598 87,385
Empresas COPEC SA 13,383 132,891
Total 220,276
China - 0.2%
Silergy Corp. 588 79,983
Colombia - 0.3%
Grupo de Inversiones Suramericana SA 16,305 80,783
Denmark - 0.4%
Ascendis Pharma A/S ADR
(b)
947 124,578
India - 16.0%
Adani Enterprises Ltd.
(b)
3,282 66,565
Adani Green Energy Ltd.
(b)
2,865 43,359
Adani Ports & Special Economic Zone Ltd. 9,719 92,012
Axis Bank Ltd.
(b)
20,642 207,809
Bharti Airtel Ltd. 14,622 103,404
Cipla Ltd.
(b)
4,705 61,520
HCL Technologies Ltd. 7,160 94,738
HDFC Bank Ltd. ADR
(b)
10,239 748,676
Housing Development Finance Corp. Ltd. 11,789 392,583
ICICI Bank Ltd. ADR
(b)
31,022 530,476
IndusInd Bank Ltd.
(b)
4,575 62,556
Infosys Ltd. ADR 32,857 696,240
ITC Ltd. 59,065 161,072
JSW Steel Ltd. 5,731 52,730
Kotak Mahindra Bank Ltd.
(b)
8,324 191,033
Larsen & Toubro Ltd. 7,033 141,980
Laurus Labs Ltd.
(a)
6,400 59,295
Mahindra & Mahindra Ltd. 7,975 83,441
Reliance Industries Ltd. GDR
(a)
8,947 506,400
SBI Cards & Payment Services Ltd.
(b)
4,037 52,704
State Bank of India GDR 2,654 148,359
Sun Pharmaceutical Industries Ltd. 7,714 70,099
Tata Motors Ltd. ADR
(b)
7,122 162,239
Tata Steel Ltd. 5,437 85,333
UPL Ltd. 4,337 46,261
Vedanta Ltd. ADR 8,101 115,034
Wipro Ltd. 11,426 83,877
Total 5,059,795
Indonesia - 2.1%
PT Astra International Tbk 241,370 82,232
PT Bank Central Asia Tbk 158,875 330,077
PT Bank Mandiri Persero Tbk 369,569 150,376
PT Telkom Indonesia Persero Tbk 528,376 114,785
Total 677,470
Common Stocks (continued)
Issuer Shares Value ($)
Malaysia - 2.2%
Dialog Group Bhd 174,624 121,562
IHH Healthcare Bhd 128,514 169,329
Petronas Dagangan Bhd 36,748 164,642
Tenaga Nasional Bhd 83,376 196,616
Top Glove Corp. Bhd 59,000 59,263
Total 711,412
Mexico - 3.1%
Cemex SAB de CV Series CPO
(b)
128,353 108,430
Controladora Vuela Cia de Aviacion SAB de
CV Class A
(b)
31,214 59,855
Fomento Economico Mexicano SAB de CV
Series UBD 10,262 86,655
Grupo Bimbo SAB de CV Series A 76,585 168,821
Grupo Mexico SAB de CV Series B 46,388 218,445
Grupo Televisa SAB Series CPO 19,756 56,578
Wal-Mart de Mexico SAB de CV 90,382 295,380
Total 994,164
Philippines - 0.8%
Manila Electric Co. 16,860 95,741
SM Investments Corp. 8,522 174,490
Total 270,231
Poland - 1.3%
Powszechna Kasa Oszczednosci Bank
Polski SA
(b)
20,141 200,140
Powszechny Zaklad Ubezpieczen SA
(b)
21,225 204,612
Total 404,752
Russia - 5.5%
Gazprom PJSC ADR 44,948 342,594
LUKOIL PJSC ADR 5,117 473,937
MMC Norilsk Nickel PJSC ADR 6,843 232,217
Mobile TeleSystems PJSC ADR 17,720 164,087
Sberbank of Russia PJSC ADR 31,209 518,225
Total 1,731,060
South Africa - 5.8%
Anglo American Platinum Ltd. 957 110,548
Bid Corp. Ltd.
(b)
8,286 179,667
Bidvest Group Ltd. (The) 14,133 188,516
Capitec Bank Holdings Ltd. 547 64,607
FirstRand Ltd. 62,977 236,361
Gold Fields Ltd. 6,173 55,510
Impala Platinum Holdings Ltd. 4,424 72,962
MTN Group Ltd.
(b)
11,825 85,490
Naspers Ltd. Class N 2,723 571,764
Sasol Ltd.
(b)
3,516 53,683
Shoprite Holdings Ltd. 12,574 136,882
Sibanye Stillwater Ltd. 17,260 72,116
Total 1,828,106
South Korea - 21.2%
Celltrion Healthcare Co. Ltd.
(b),(c)
711 73,048
Celltrion , Inc.
(b),(c)
1,050 250,344
Hana Financial Group, Inc. 4,010 163,975
HMM Co. Ltd.
(b)
2,444 95,273
Hyundai Mobis Co. Ltd. 592 153,500
Hyundai Motor Co. 1,480 314,754
Kakao Corp. 2,752 398,327
KB Financial Group, Inc. 5,079 251,661
Kia Corp. 2,898 230,574
KT&G Corp. 1,654 123,960
LG Chem Ltd. 281 212,094
LG Electronics, Inc. 1,643 238,539

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2021 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
NAVER Corp. 1,217 451,181
POSCO 837 258,648
Samsung Electro-Mechanics Co. Ltd. 1,262 198,352
Samsung Electronics Co. Ltd. 29,525 2,115,764
Samsung SDI Co. Ltd. 511 316,723
Shinhan Financial Group Co. Ltd. 7,319 263,865
SK Hynix, Inc. 4,579 518,423
SK Innovation Co. Ltd.
(b)
344 90,265
Total 6,719,270
Taiwan - 25.7%
ASE Technology Holding Co. Ltd. 16,000 64,316
AU Optronics Corp. 77,000 62,595
Catcher Technology Co. Ltd. 14,504 94,741
Chang Hwa Commercial Bank Ltd. 195,131 113,104
China Steel Corp. 136,831 194,473
Chipbond Technology Corp. 63,929 165,200
Chunghwa Telecom Co. Ltd. 66,361 271,517
CTBC Financial Holding Co. Ltd. 199,750 162,739
Delta Electronics, Inc. 8,000 86,999
Eva Airways Corp. 127,792 92,418
Evergreen Marine Corp. Taiwan Ltd.
(b)
18,000 127,268
Far Eastern New Century Corp. 183,898 211,206
Far EasTone Telecommunications Co. Ltd. 98,511 228,401
Formosa Chemicals & Fibre Corp. 29,772 90,505
Formosa Petrochemical Corp.
(b)
29,303 112,006
Formosa Plastics Corp. 70,621 261,066
Hon Hai Precision Industry Co. Ltd. 109,004 438,168
Innolux Corp.
(b)
83,000 61,812
Largan Precision Co. Ltd. 1,040 115,711
Makalot Industrial Co. Ltd. 11,984 117,851
MediaTek , Inc. 11,187 386,250
Nan Ya Plastics Corp. 100,192 299,183
Novatek Microelectronics Corp. 4,000 71,638
President Chain Store Corp. 18,456 174,210
Taiwan Business Bank 356,621 120,954
Taiwan Mobile Co. Ltd. 68,852 252,056
Taiwan Semiconductor Manufacturing Co.
Ltd. 154,436 3,297,960
Uni -President Enterprises Corp. 65,329 171,632
United Microelectronics Corp. 83,000 158,180
Wan Hai Lines Ltd. 6,000 69,125
Yang Ming Marine Transport Corp.
(b)
11,000 72,050
Total 8,145,334
Tanzania - 0.3%
AngloGold Ashanti Ltd. 5,747 106,856
Thailand - 3.2%
BTS Group Holdings PCL NVDR 729,594 212,846
CP ALL PCL NVDR 74,398 139,278
Delta Electronics Thailand PCL NVDR 3,500 63,120
Gulf Energy Development PCL NVDR 39,800 42,532
Home Product Center PCL NVDR 280,913 126,214
Ratch Group PCL 66,792 95,343
Siam Cement PCL (The) 8,001 107,845
Siam Commercial Bank PCL (The) 40,213 122,960
Thai Union Group PCL NVDR 184,129 113,752
Total 1,023,890
Turkey - 0.3%
Turkiye Petrol Rafinerileri AS
(b)
7,461 81,373
Common Stocks (continued)
Total Common Stocks
(Cost: $22,374,195) 30,231,082
Preferred Stocks - 4.2%
Issuer Shares Value ($)
Brazil - 3.9%
Azul SA Preference Shares
(b)
10,598 92,698
Banco Bradesco SA Preference Shares 55,147 282,777
Banco Inter SA Banco Bradesco SA
Preference Shares
(a)
8,300 43,271
Itau Unibanco Holding SA Preference Shares 51,847 307,909
Itausa SA Preference Shares 79,585 176,843
Petroleo Brasileiro SA Preference Shares 53,611 314,432
Total 1,217,930
Chile - 0.3%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 2,261 107,444
Total Preferred Stocks
(Cost: $1,181,714) 1,325,374
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(d)
105,929 105,929
Total Money Market Funds
(Cost: $105,929) 105,929
Total Investments in Securities
(Cost: $23,661,838) 31,662,385
Other Assets & Liabilities, Net 53,113
Net Assets 31,715,498

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2021 (Unaudited)
| 3
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $653,187, which represents 2.06% of total net assets.
(b) Non-income producing investment.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) The rate shown is the seven-day current annualized yield at June 30, 2021.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT279_03_L01_(08/21)
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